Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Jun. 30, 2023
Entity Registrant Name	Morgan Stanley Institutional Fund Trust
Entity Central Index Key	0000741375
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Jun. 30, 2023
Document Effective Date	Jun. 30, 2023
Prospectus Date	Jan. 27, 2023
Corporate Bond Portfolio | Class A Shares
Prospectus:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Class I Shares
Prospectus:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Class L Shares
Prospectus:
Trading Symbol	MGILX
Corporate Bond Portfolio | Class C
Prospectus:
Trading Symbol	MSBOX